Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000162155
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Institutional Class
Account Value	$ 24,421	$ 24,826	$ 23,816	$ 24,809	$ 24,166	$ 22,623	$ 22,807	$ 21,084	$ 19,483	$ 20,328	$ 21,485	$ 21,600	$ 21,464	$ 19,639	$ 20,239	$ 20,362	$ 20,438	$ 20,129	$ 18,650	$ 19,630	$ 18,617	$ 16,945	$ 18,527	$ 19,387	$ 17,839	$ 18,555	$ 18,975	$ 20,392	$ 20,441	$ 20,643	$ 22,999	$ 22,323	$ 22,944	$ 22,039	$ 22,641	$ 22,210	$ 21,651	$ 21,457	$ 21,736	$ 21,045	$ 20,866	$ 19,954	$ 19,911	$ 18,414	$ 16,274	$ 16,177	$ 16,755	$ 16,088	$ 15,269	$ 15,072	$ 13,808	$ 12,653	$ 14,792	$ 15,772	$ 15,686	$ 15,561	$ 15,118	$ 14,973	$ 14,882	$ 15,424	$ 15,086	$ 14,087	$ 14,952	$ 14,221	$ 14,291	$ 13,604	$ 12,506	$ 13,834	$ 13,381	$ 14,729	$ 14,935	$ 14,155	$ 13,635	$ 13,524	$ 13,017	$ 13,157	$ 13,022	$ 13,439	$ 13,095	$ 13,055	$ 12,693	$ 12,390	$ 11,856	$ 12,057	$ 11,905	$ 11,827	$ 11,737	$ 11,541	$ 11,516	$ 11,223	$ 11,101	$ 10,904	$ 10,082	$ 10,497	$ 10,559	$ 10,354	$ 10,073	$ 9,971	$ 9,727	$ 9,667	$ 9,135	$ 9,135	$ 9,681	$ 10,042	$ 10,000
C000020634
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Investor Class
Account Value	$ 26,096	26,533	25,458	26,528	25,843	24,201	24,403	22,561	20,854	21,766	23,008	23,134	22,994	21,045	21,691	21,826	21,910	21,589	20,002	21,058	19,975	18,185	19,889	20,818	19,159	19,934	20,387	21,915	21,973	22,196	24,729	24,007	24,682	23,717	24,366	23,905	23,312	23,107	23,414	22,672	22,484	21,506	21,464	19,852	17,552	17,450	18,080	17,359	16,481	16,272	14,913	13,664	15,976	17,040	16,953	16,820	16,345	16,189	16,097	16,683	16,323	15,246	16,186	15,396	15,475	14,736	13,547	14,990	14,501	15,965	16,193	15,350	14,790	14,671	14,125	14,281	14,136	14,595	14,221	14,180	13,793	13,467	12,887	13,109	12,945	12,863	12,773	12,560	12,537	12,218	12,089	11,876	10,983	11,438	11,509	11,287	10,980	10,872	10,610	10,547	9,968	9,976	10,570	10,967		$ 10,811	$ 10,129	$ 10,466	$ 10,936	$ 10,762	$ 10,736	$ 10,624	$ 10,877	$ 10,775	$ 10,173	$ 10,369	$ 10,295	$ 10,217	$ 9,556	$ 9,926	$ 9,484	$ 10,000
VALUELINE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 19,860	20,046	19,088	20,533	19,824	18,763	19,522	17,396	15,953	17,120	18,191	19,149	18,046	16,689	16,844	17,153	18,013	18,323	16,696	17,854	17,447	15,717	17,382	17,746	16,068	17,508	17,482	19,405	19,166	18,964	20,984	20,525	21,418	20,544	21,168	20,705	21,481	21,072	21,029	20,597	20,392	19,195	18,276	16,821	14,203	13,911	14,392	13,625	13,258	12,805	12,023	10,571	13,505	14,746	15,235	14,808	14,222	13,857	13,575	14,280	14,198	13,261	14,379	13,907	14,204	13,502	12,137	13,773	13,557	15,209	15,584	14,940	14,684	14,580	13,745	13,628	13,454	13,995	13,639	13,694	13,311	13,198	12,423	12,583	12,490	12,073	12,324	12,190	12,174	11,943	11,897	11,572	10,411	10,931	10,811	10,623	10,024	10,030	9,810	9,658	8,944	8,944	9,807	10,325	$ 10,000
VALUELINE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 19,677	$ 19,861	$ 18,912	$ 20,344	$ 19,641	$ 18,590	$ 19,342	$ 17,236	$ 15,806	$ 16,962	$ 18,024	$ 18,973	$ 17,879	$ 16,535	$ 16,689	$ 16,995	$ 17,847	$ 18,154	$ 16,542	$ 17,690	$ 17,286	$ 15,572	$ 17,222	$ 17,582	$ 15,920	$ 17,347	$ 17,321	$ 19,226	$ 18,990	$ 18,789	$ 20,791	$ 20,336	$ 21,221	$ 20,355	$ 20,973	$ 20,514	$ 21,283	$ 20,878	$ 20,835	$ 20,407	$ 20,204	$ 19,019	$ 18,107	$ 16,666	$ 14,072	$ 13,783	$ 14,260	$ 13,499	$ 13,135	$ 12,687	$ 11,912	$ 10,473	$ 13,380	$ 14,610	$ 15,094	$ 14,671	$ 14,091	$ 13,730	$ 13,450	$ 14,148	$ 14,067	$ 13,139	$ 14,247	$ 13,779	$ 14,073	$ 13,378	$ 12,025	$ 13,646	$ 13,433	$ 15,069	$ 15,441	$ 14,803	$ 14,549	$ 14,445	$ 13,619	$ 13,502	$ 13,330	$ 13,867	$ 13,513	$ 13,568	$ 13,188	$ 13,077	$ 12,308	$ 12,467	$ 12,375	$ 11,962	$ 12,210	$ 12,078	$ 12,062	$ 11,833	$ 11,787	$ 11,466	$ 10,315	$ 10,830	$ 10,711	$ 10,525	$ 9,932	$ 9,938	$ 9,719	$ 9,569	$ 8,862	$ 8,862	$ 9,717	$ 10,230		$ 9,908	$ 9,379	$ 9,863	$ 10,525	$ 10,649	$ 10,569	$ 10,333	$ 10,604	$ 10,422	$ 9,838	$ 10,165	$ 9,884	$ 9,875	$ 9,264	$ 9,861	$ 9,395	$ 10,000